Equity Plans (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

The following table summarizes information regarding restricted and phantom unit activity during the years ended December 31, 2016 and 2015.

	Units	Weighted-Average Grant Date Fair Value
Unvested - January 1, 2015	131,588	$132.10
Vested - restricted units	(91,798)	$121.13
Vested - phantom units	(4,856)	$67.10
Granted - restricted units	142,255	$55.25
Granted - phantom units	42,349	$62.31
Modification - restricted units	226,401	$68.85
Modification - phantom units	41,269	$58.36
Forfeited(1)	(20,994)	$89.97

Unvested - December 31, 2015	466,214	$69.80
Vested - restricted units	(193,295)	$76.82
Granted - restricted units	1,067,535	$14.58
Granted - phantom units	17,467	$15.54
Forfeited	(65,591)	$25.13

Unvested - December 31, 2016	1,292,330	$24.67

The following table summarizes information regarding restricted and phantom unit activity during the year ended December 31, 2015:

	Units	Weighted-Average Grant Date Fair Value
Unvested - January 1, 2015	834,796	$23.18
Vested - restricted units	(457,458)	$22.91
Vested - phantom units	(21,578)	$16.05
Granted - restricted units	535,858	$15.89
Granted - phantom units	171,648	$15.76
Modification - restricted units	(823,277)	$20.06
Modification - phantom units	(150,070)	$18.93
Forfeited(1)	(89,919)	$16.05

Unvested - December 31, 2015	—	$—